DIVIDENDS ON ORDINARY SHARES - Parent	12 Months Ended
Dec. 31, 2025
Disclosure Of Dividends On Ordinary Shares [Line Items]
DIVIDENDS ON ORDINARY SHARES	10. DIVIDENDS ON ORDINARY SHARES
Dividends on ordinary shares declared and paid in the year were as follows:
For the year ended 31 December

						Group
	2025	2024	2023	2025	2024	2023
	Pence per share	Pence per share	Pence per share	£m	£m	£m
In respect of current year - first interim	—	7.88	5.86	—	556	414
In respect of current year - second interim	—	10.47	15.92	—	739	1,124
	—	18.35	21.78	—	1,295	1,538
In 2025, no dividends were paid on the Company's ordinary shares in issue (2024: £1,295m, 2023: £1,538m) as, in anticipation of the proposed acquisition of TSB by Santander UK (subject to regulatory approvals and other consents), the Board passed a resolution in August 2025 to cancel the interim dividends that had been declared at 30 June 2025. In 2025, none (2024: £804m, 2023: £750m) of the dividends were special dividends. These were paid following review and approval by the Board in line with our dividend policy.
Santander UK Group Holdings plc
Disclosure Of Dividends On Ordinary Shares [Line Items]
DIVIDENDS ON ORDINARY SHARES	42.3. DIVIDENDS ON ORDINARY SHARES Dividends on ordinary shares declared and paid during the year are set out in Note 10 to the Consolidated Financial Statements.